Loss Per Share (Tables)	3 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Weighted Average of Dilutive Shares of Common Stock
Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	September 30,
	2013	2012
Common stock to be issued upon conversion of convertible preferred stock	193,333	38,269
Outstanding warrants	282,866	400,968
Outstanding options	277,240	156,477

Total potentially dilutive shares of common stock	753,440	595,715